Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities:
Net Profit (Loss)	$ (19,678)	$ (8,771)
Changes in operating assets and liabilities:
Accrued commissions receivable	605
Prepaid consulting		(4,000)
Accounts payable and accrued expenses	1,488	1,050
Total adjustments	2,093	(2,950)
Net cash provided by (used in) operating activities	(17,585)	(11,721)
Cash Flows from Financing Activities:
Increase in note payable - related party	17,500
Net cash provided by financing activities	17,500
Net increase (decrease) in cash and cash equivalents	(85)	(11,721)
Cash and cash equivalents, beginning of the period	1,253	16,922
Cash and cash equivalents, end of the period	1,168	5,201
Interest and taxes paid:
Cash paid for interest expense
Cash paid for income taxes	$ 29	$ 430